Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944



CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                August 28, 2019


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


     Re:       First Trust Exchange-Traded Fund II (the "Registrant")
                      (File Nos. 333-143964 and 811-21944)
                  ---------------------------------------------

Ladies and Gentlemen:

     On behalf of the Registrant, we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the copy of a supplement, in the form of a sticker, to the prospectus for the Registrant filed pursuant to Rule 497(e) on August 26, 2019. The Registration Statement relates to the First Trust IPOX(R) Europe Equity Opportunities ETF, a series of the Registrant.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                           Very truly yours,

                                           CHAPMAN AND CUTLER LLP

                                           By: /s/ Morrison C. Warren
                                               -------------------------------
                                                   Morrison C. Warren